UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)     (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Item 1.	REPORTS TO STOCKHOLDERS.
Annual Report 2020
As of June 30, 2020

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com/fundpages/426.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/FFIU, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/FFIU.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

(Unaudited)

Shareholder Letter:  6/30/20

Dear Shareholder:
The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF,” “Fund,” or “FFIU”) will celebrate its third anniversary on August 18.  This is significant because it gives the Fund enough longevity to be eligible for investment by pension funds and other institutional portfolios.  We are active portfolio managers, meaning that we move the Fund’s duration and asset quality in conjunction with our view of the economic landscape.
Since our last shareholder letter, a lot has happened to the economic and interest rate environments.  Economic shutdowns and government incursions into the private sector have upset normal business and financial market operations, making it difficult for us, the portfolio’s managers, to analyze individual security risks and returns.
The First Half
During the first half of our fiscal year (July 1 through December 31, 2019), FFIU outperformed its benchmark index with a total return of 2.68% (5.32% annualized), compared to 2.58% (5.21% annualized) for its benchmark (the Barclays US Aggregate Total Return Value Unhedged USD Index ).
During that period, the Fund began moving its holdings toward higher quality assets (higher rated assets by Moody’s and S&P).  In September, the Federal Reserve (Fed) was surprised by the dislocation that appeared in the repo market (an overnight market used by banks and other large financial institutions).  The Fund’s managers recognized that this was a warning sign that market liquidity could be an issue.  The credit quality of the majority of assets in the Fund’s portfolio is rated by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Sub-Adviser to be of comparable credit quality. On September 16, the day the repo market first showed illiquidity, the weighted average asset quality of the Fund was just above A-.  By year’s end, the managers had moved it to just below A.  From mid-February (the start of the market meltdown – see below) to the end of March 2020, asset quality improved from just below A to A.  On June 30, quality stood at between A and A+.
Market Meltdown
During the first quarter of 2020, markets became roiled over the spreading coronavirus, and governments all over the world ordered business shutdowns.  The equity indexes peaked on February 19, and, as measured by the S&P 500, fell 34% to its trough on March 23.  During periods of such uncertainty, “risk-off” is the order of the day.  Investors shun all risk and run for the safety of cash and government securities.  Liquidity issues appeared in every financial market.

The benchmark used by FFIU is more heavily weighted to Treasury securities than is FFIU.  There were days in March when even the Fund’s highest quality corporate bonds were priced for Armageddon.  Between February 19 and March 23, the Fund’s net asset value fell from $26.54/share to $23.76/share (or by -9%) while the benchmark, heavily weighted to Treasury securities, fell less than -1%.  As a result, for the January 1, 2020 to June 30, 2020 period, the Fund (3.56%) underperformed the benchmark (6.14%).

Government Policy Response
Government policy response has been dramatic, including trillions of dollars of federal government deficits and trillions of Fed balance sheet and money supply expansion.  Because the Fed, for the first time in its history, purchased corporate bonds (some of them Below Investment Grade), the corporate bond market returned to some form of normalcy, and the Fund (+4.96%; 21.42% annualized) significantly beat the benchmark (+2.90%; 12.43% annualized) for the quarter ended June 30 (NAV = $26.14).

The Fund’s Total return for the year ended June 30, 2020 was 6.29%, lower than that of the benchmark, which was 8.74% due to the corporate bond market meltdown in February/March.

The Economic Environment
At this writing, the economic outlook continues to be clouded by uncertainty.  The business shutdowns in March/April put the economy into the steepest recession in the country’s history, with most of the developed world’s economies in similar circumstances.  With partial business re-openings in May/June, there was some economic bounce back, but July brought a spike in the virus case count and a postponement and/or reversal of some of these re-openings.

In the midst of all this, the Fed has pledged to be at the interest rate floor (i.e., near 0%) for the foreseeable future, and Congress is now conjuring up another round of transfer payments.  Interest rates are at historic lows as measured by the Treasury yield curve.  The Fed continues its incursion into the corporate bond world and has compressed the spreads of this paper relative to Treasuries.  Because of such Fed support, even Below Investment Grade corporate paper (i.e. Junk Bonds) currently trades at historically low yields.

As the fear of market collapse and illiquidity has subsided, the Fund’s NAV rose to $26.14 as of the fiscal year end June 30, 2020.  And, it has continued to rise through the date of this writing, July 23, 2020, to $26.75.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

(RCFUU0720002)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on August 18, 2017 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the UVA Unconstrained Medium-Term Fixed Income ETF versus the Barclays US Aggregate Total Return Value Unhedged USD Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
June 30, 2020	Year	Inception	Date
UVA Unconstrained Medium-Term Fixed Income ETF	6.29%	4.24%	08/18/17
Barclays US Aggregate Total Return Value Unhedged USD Index	8.74%	5.24%	N/A

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.76% per the Fund’s most recent prospectus dated November 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2020
		Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 72.96%
	3M Co.	$350,000	2.250%	9/19/2026	$377,258
	AbbVie, Inc.	450,000	2.800%	3/15/2023	467,621
	AbbVie, Inc.	500,000	4.400%	11/6/2042	599,311
	Activision Blizzard, Inc.	650,000	2.300%	9/15/2021	662,760
	Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	418,372
	Altria Group, Inc.	100,000	4.250%	8/9/2042	106,215
	Altria Group, Inc.	250,000	4.500%	5/2/2043	270,310
	Amazon.com, Inc.	500,000	2.500%	11/29/2022	523,577
	Amazon.com, Inc.	500,000	3.150%	8/22/2027	572,600
	American Express Co.	218,000	2.500%	8/1/2022	225,858
	American Express Co.	300,000	3.000%	10/30/2024	324,644
	Amgen, Inc.	500,000	2.700%	5/1/2022	517,269
	Amgen, Inc.	400,000	2.650%	5/11/2022	414,297
	Amgen, Inc.	300,000	3.150%	2/21/2040	323,371
	Anthem, Inc.	250,000	2.500%	11/21/2020	252,002
	Apple, Inc.	500,000	2.900%	9/12/2027	560,889
	Apple, Inc.	450,000	3.850%	5/4/2043	557,946
	Apple, Inc.	500,000	3.450%	2/9/2045	585,554
	Apple, Inc.	400,000	4.250%	2/9/2047	528,700
	Apple, Inc.	350,000	3.750%	9/12/2047	421,687
	Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	159,188
	AutoNation, Inc.	250,000	3.800%	11/15/2027	259,015
	Avnet, Inc.	250,000	4.625%	4/15/2026	283,187
	Bank of America Corp.	350,000	3.250%	8/23/2039	350,048
	Bank of America Corp.	500,000	3.250%	11/7/2039	493,857
	Bank of America Corp.	500,000	3.250%	1/30/2040	499,739
	Bank of America Corp.	500,000	6.300%	12/31/2049	555,138
	Best Buy Co., Inc.	475,000	5.500%	3/15/2021	485,414
	Biogen, Inc.	650,000	3.625%	9/15/2022	690,889
	Biogen, Inc.	250,000	3.150%	5/1/2050	241,861
(a)	Bristol-Myers Squibb Co.	200,000	2.875%	8/15/2020	200,582
(a)	Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	950,466
(a)	Bristol-Myers Squibb Co.	158,000	3.875%	8/15/2025	179,861
	CA, Inc.	350,000	4.500%	8/15/2023	370,360
	Capital One Financial Corp.	400,000	3.900%	1/29/2024	435,280
	Cisco Systems, Inc.	500,000	2.500%	9/20/2026	553,682
	Citigroup, Inc.	200,000	5.350%	12/31/2049	190,908
	Citigroup, Inc.	178,000	5.950%	12/31/2049	177,080
	Discovery Communications LLC	250,000	3.800%	3/13/2024	268,232
	Dollar Tree, Inc.	200,000	4.000%	5/15/2025	225,353
	E*TRADE Financial Corp.	280,000	5.875%	12/31/2049	291,703
	eBay, Inc.	500,000	3.600%	6/5/2027	568,346
	eBay, Inc.	190,000	2.700%	3/11/2030	201,619
	eBay, Inc.	618,000	4.000%	7/15/2042	673,635
	Expedia Group, Inc.	226,000	3.800%	2/15/2028	216,610
					(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
FedEx Corp.	$250,000	3.875%	8/1/2042	$251,397
FedEx Corp.	479,000	4.100%	4/15/2043	498,965
FedEx Corp.	250,000	4.400%	1/15/2047	265,818
Flex Ltd.	250,000	5.000%	2/15/2023	269,385
Ford Motor Credit Co. LLC	400,000	3.813%	10/12/2021	397,620
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	241,012
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	190,718
General Electric Co.	250,000	3.150%	9/7/2022	261,917
General Electric Co.	288,000	5.100%	6/15/2032	314,444
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	255,212
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	380,316
Infinity Property and Casualty Corp.	250,000	5.000%	9/19/2022	264,003
Jabil, Inc.	210,000	4.700%	9/15/2022	223,216
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	259,111
JP Morgan Chase & Co.	250,000	2.400%	6/7/2021	254,284
JP Morgan Chase & Co.	500,000	4.600%	12/31/2049	446,875
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	555,716
Lam Research Corp.	395,000	2.800%	6/15/2021	403,881
Lam Research Corp.	300,000	3.750%	3/15/2026	343,203
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	194,482
Las Vegas Sands Corp.	200,000	3.500%	8/18/2026	199,597
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	99,024
Levi Strauss & Co.	500,000	5.000%	5/1/2025	503,703
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	423,505
McKesson Corp.	222,000	2.850%	3/15/2023	232,388
MetLife, Inc.	250,000	5.875%	12/31/2049	264,275
Microsoft Corp.	450,000	3.500%	11/15/2042	544,336
Morgan Stanley	500,000	6.250%	8/9/2026	640,399
Morgan Stanley	250,000	4.350%	9/8/2026	288,508
NetApp, Inc.	150,000	3.375%	6/15/2021	153,344
NetApp, Inc.	275,000	3.250%	12/15/2022	286,536
NetApp, Inc.	100,000	3.300%	9/29/2024	107,940
Netflix, Inc.	500,000	4.875%	4/15/2028	535,450
NIKE, Inc.	250,000	3.250%	3/27/2040	280,420
NIKE, Inc.	343,000	3.625%	5/1/2043	398,011
Nordstrom, Inc.	375,000	5.000%	1/15/2044	270,054
NortonLifeLock, Inc.	500,000	4.200%	9/15/2020	501,250
NVIDIA Corp.	350,000	2.200%	9/16/2021	357,034
Oracle Corp.	500,000	4.125%	5/15/2045	598,788
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	522,614
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	538,333
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	277,989
Reinsurance Group of America, Inc.	100,000	3.900%	5/15/2029	109,047
RPM International, Inc.	250,000	3.750%	3/15/2027	264,586

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Southwest Airlines Co.	$400,000	4.750%	5/4/2023	$411,180
Southwest Airlines Co.	250,000	7.375%	3/1/2027	281,038
Southwest Airlines Co.	250,000	5.125%	6/15/2027	259,021
Spirit AeroSystems, Inc.	250,000	4.600%	6/15/2028	202,831
Starbucks Corp.	500,000	2.700%	6/15/2022	519,989
Starbucks Corp.	436,000	3.800%	8/15/2025	491,710
Starbucks Corp.	250,000	2.450%	6/15/2026	266,991
Stryker Corp.	359,000	3.375%	11/1/2025	402,072
Stryker Corp.	211,000	3.500%	3/15/2026	237,469
Target Corp.	500,000	2.500%	4/15/2026	549,874
The American Museum of Natural History	300,000	2.729%	7/15/2022	303,202
The Boeing Co.	300,000	3.250%	3/1/2028	298,157
The Boeing Co.	500,000	3.300%	3/1/2035	456,861
The Boeing Co.	100,000	3.500%	3/1/2045	87,376
The Boeing Co.	100,000	3.375%	6/15/2046	83,306
The Charles Schwab Corp.	500,000	5.375%	12/31/2049	535,410
The Charles Schwab Corp.	600,000	5.000%	12/31/2049	591,542
The Clorox Co.	250,000	3.050%	9/15/2022	263,224
The Progressive Corp.	415,000	3.700%	1/26/2045	487,023
The Trustees of Princeton University	250,000	2.612%	7/1/2026	270,627
The Walt Disney Co.	250,000	8.875%	4/26/2023	301,033
The Walt Disney Co.	300,000	3.500%	5/13/2040	328,825
The Walt Disney Co.	250,000	2.750%	9/1/2049	243,403
Truist Financial Corp.	500,000	5.125%	12/31/2049	482,931
TWDC Enterprises 18 Corp.	250,000	3.000%	7/30/2046	255,499
United Parcel Service, Inc.	200,000	3.625%	10/1/2042	228,432
ViacomCBS, Inc.	250,000	4.375%	3/15/2043	261,806
Vmware, Inc.	650,000	2.950%	8/21/2022	672,601
Vmware, Inc.	300,000	4.650%	5/15/2027	332,091
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	275,539
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	542,017
Wells Fargo & Co.	1,000,000	5.900%	12/31/2049	990,654

Total Corporate Bonds (Cost $43,013,499)				44,814,734

FOREIGN BONDS - 0.94%
HSBC Holdings PLC	25,000	4.250%	3/14/2024	26,987
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	552,773

Total Foreign Bonds (Cost $555,606)				579,760

MUNICIPAL BONDS - 10.43%
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	62,125
Bristol Township School District	255,000	3.650%	6/1/2043	263,619
California Housing Finance	145,000	3.650%	8/1/2025	158,214
City & County of San Francisco CA
Community Facilities District No 2014-1	300,000	3.108%	9/1/2024	318,390
City of New York NY	170,000	3.450%	3/1/2026	187,993
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - Continued
City of San Francisco CA Public Utilities
Commission Water Revenue	$250,000	2.900%	11/1/2025	$275,817
City of San Francisco CA Public Utilities
Commission Water Revenue	400,000	3.473%	11/1/2043	428,700
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	383,409
Kentucky State Property & Building
Commission	340,000	2.564%	5/1/2021	343,257
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	217,518
New York City Transitional Finance
Authority Future Tax Secured Revenue	325,000	4.905%	11/1/2024	379,093
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	292,163
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	269,752
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	240,647
Regents of the University of California
Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	73,331
Sacramento County Public Financing
Authority	265,000	3.793%	4/1/2022	275,807
San Antonio Water System	185,000	3.206%	5/15/2030	198,588
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	167,432
San Marcos Unified School District	350,000	3.377%	8/1/2040	386,159
State of Ohio	350,000	4.994%	12/15/2020	356,090
State of Oregon	250,000	3.577%	8/1/2029	267,355
Torrance Unified School District	400,000	3.344%	8/1/2039	422,936
Tulare County Board of Education	250,000	3.640%	5/1/2043	256,680
University of California	25,000	3.039%	5/15/2027	27,589
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	155,352

Total Municipal Bonds (Cost $6,126,215)				6,408,016

UNITED STATES TREASURY NOTES - 8.09%
United States Treasury Note	500,000	2.375%	11/15/2049	617,754
United States Treasury Note	2,600,000	2.000%	2/15/2050	2,978,523
United States Treasury Note	1,000,000	1.125%	5/15/2040	990,957
United States Treasury Note	400,000	1.250%	5/15/2050	384,438

Total United State Treasury Notes (Cost $4,752,159)				4,971,672

CLOSED-END FUNDS - 1.57%
BlackRock Taxable Municipal Bond Trust		23,500		585,620
Guggenheim Taxable Municipal Managed Duration Trust		16,200		376,650

Total Closed-End Funds (Cost $967,589)				962,270
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2020
	Shares		Value (Note 1)

EXCHANGE-TRADED FUNDS - 2.05%
Commodity Fund - 0.42%
* Aberdeen Standard Physical Gold Shares ETF	15,000		$257,100

Financials - 1.63%
Invesco Financial Preferred ETF	5,000		89,500
VanEck Vectors Preferred Securities ex Financials ETF	50,000		910,500
			1,000,000

Total Exchange-Traded Funds (Cost $1,351,490)			1,257,100

SHORT-TERM INVESTMENT - 5.20%
Blackrock Treasury Trust, 0.06% §	3,195,077		3,195,077

Total Short-Term Investment (Cost $3,195,077)			3,195,077

Investments, at Value (Cost $59,961,635) - 101.24%			$62,188,629

Liabilities in Excess of Other Assets - (1.24)%			(762,779)

Net Assets - 100%			$61,425,850

§ Represents 7 day effective yield
* Non-income producing investment
(a) Restricted security
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
NV - Naamloze Vennootschap (Netherlands or Dutch security)

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	72.96%	$44,814,734
Foreign Bonds	0.94%	579,760
Municipal Bonds	10.43%	6,408,016
United States Treasury Notes	8.09%	4,971,672
Closed-End Funds	1.57%	962,270
Exchange-Traded Funds	2.05%	1,257,100
Short-Term Investment	5.20%	3,195,077
Liabilities in Excess of Other Assets	-1.24%	(762,779)
Total Net Assets	100.00%	$61,425,850

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities

As of June 30, 2020

Assets:
Investments, at value (cost $59,961,635)	$62,188,629
Receivables:
Interest	487,967

Total assets	62,676,596

Liabilities:
Payables:
Distributions	117,500
Investments purchased	1,108,413
Accrued expenses:
Operating expenses	14,400
Related party fees	7,947
Advisory fees	2,486

Total liabilities	1,250,746

Total Net Assets	$61,425,850

Net Assets Consist of:
Paid in Capital	$58,960,250
Distributable Earnings	2,465,600

Total Net Assets	$61,425,850
Shares Outstanding, no par value (unlimited authorized shares)	2,350,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$26.14

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations

For the fiscal year ended June 30, 2020

Investment Income:
Interest	$1,499,813
Dividends	142,462

Total Investment Income	1,642,275

Expenses:
Advisory fees (note 2)	126,450
Fund accounting fees (note 2)	60,000
Administration fees (note 2)	51,707
Professional fees	42,697
Compliance fees (note 2)	19,119
Transfer agent fees (note 2)	17,046
Pricing fees	12,500
Trustee fees (note 3)	10,443
Other operating expenses	9,875
Custody fees	8,769
Distribution fees	5,417
Insurance fees	4,483

Total Expenses	368,506

Expenses waived and/or reimbursed by the Sub-Advisor (note 2)	(101,159)
Expenses waived by the Advisor (note 2)	(5,933)
Expenses waived by the Administrator (note 2)	(8,412)

Net Expenses	253,002

Net Investment Income	1,389,273

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	294,680
Net change in unrealized appreciation on investments	1,502,797

Net Realized and Unrealized Gain on Investments	1,797,477

Net Increase in Net Assets Resulting from Operations	$3,186,750

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets

For the fiscal year ended June 30,	2020	2019

Operations:
Net investment income	$1,389,273	$1,292,924
Net realized gain (loss) from investment transactions	294,680	(196,967)
Net change in unrealized appreciation on investments	1,502,797	1,914,337

Net Increase in Net Assets Resulting from Operations	3,186,750	3,010,294

Distributions to Investors	(1,404,900)	(1,281,875)

Decrease from Distributions to Investors	(1,404,900)	(1,281,875)

Beneficial Interest Transactions:
Shares sold	14,142,465	1,224,908
Shares repurchased	-	(4,836,577)

Increase (Decrease) from Beneficial Interest Transactions	14,142,465	(3,611,669)

Net Increase (Decrease) in Net Assets	15,924,315	(1,883,250)

Net Assets:
Beginning of year	45,501,535	47,384,785
End of year	$61,425,850	$45,501,535

Share Information:
Shares Sold	550,000	50,000
Shares Repurchased	-	(200,000)
Net Increase (Decrease) in Shares of Beneficial Interest	550,000	(150,000)

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	June 30,
of the fiscal years or period ended	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$25.28	$24.30	$25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.71	0.70	0.46
Net realized and unrealized gain (loss) on investments	0.86	0.98	(0.71)

Total from Investment Operations	1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.71)	(0.70)	(0.45)

Total from Distributions to Investors	(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$26.14	$25.28	$24.30

Total Return (e)	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$61,426	$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Calculated using the average shares method.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

1.       Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “Fund”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income with limited risk to principal.  The Fund seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and seven years, under normal circumstances.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2020 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$44,814,734	$-	$44,814,734	$-
Foreign Bonds	579,760	-	579,760	-
Municipal Bonds	6,408,016	-	6,408,016	-
United States Treasury Notes	4,971,672	-	4,971,672	-
Closed-End Funds	962,270	962,270	-	-
Exchange-Traded Funds	1,257,100	1,257,100	-	-
Short-Term Investment	3,195,077	3,195,077	-	-
Total Assets	$62,188,629	$5,414,447	$56,774,182	$-

(a) The Fund did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the Fund’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The Fund and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser)) to not more than 0.50% of the average daily net assets of the Fund. The current term of the Expense Limitation Agreement is through October 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal year ended June 30, 2020, the Advisor earned $25,291 in net advisory fees after payment of the sub-advisor fee. In order to help reduce operating expenses of the Fund, the Advisor voluntarily waived $5,933 in advisory fees.

For the fiscal year ended June 30, 2020, the Sub-Advisor earned $101,159 in sub-advisory fees, all of which were waived pursuant to the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The Fund incurred $51,707 in administration fees for the fiscal year ended June 30, 2020. The Administrator is responsible for collecting expense amounts from the Fund, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the Fund.  The Administrator agreed to waive its fee for the months of July and August 2019, in order to help reduce operating expenses of the Fund.

Compliance Services
For the fiscal period from July 1, 2019 through April 30, 2020, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  Cipperman Compliance Services, LLC was entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund.

Effective May 1, 2020, The Nottingham Company, Inc. replaced Cipperman Compliance Services, LLC as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the Fund.  For its services, the Fund Accountant is entitled to receive compensation from the Fund pursuant to the Fund Accounting fee arrangements with the Fund.

3.       Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

4.       Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$20,160,706	$10,302,576	$4,753,827	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the fiscal year/periods ended June 30, 2018 through June 30, 2020 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended June 30, 2020, the Fund did not incur any interest or penalties.

Distributions during the years ended were characterized for tax purposes as follows:

	June 30, 2020	June 30, 2019
Ordinary Income	$1,404,900	$1,281,875

At June 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$59,961,635

Gross Unrealized Appreciation	$ 2,780,157
Gross Unrealized Depreciation	(553,163)
Net Unrealized Appreciation	$ 2,226,994
Undistributed Net Investment Income	73,122
Other Accumulated Gains (Losses)	165,484
Distributable Earnings	$2,465,600

During the current fiscal year, the Fund utilized $14,734 of capital loss carryforward from the prior fiscal year.

6.       Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2020

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
7/31/2020	7/30/2020	8/3/2020	$0.05600

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of UVA Unconstrained Medium-Term Fixed Income ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of UVA Unconstrained Medium-Term Fixed Income ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from August 18, 2017 (commencement of operations) to June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period from August 18, 2017 to June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
August 25, 2020

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of June 30, 2020

1.       Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended June 30, 2020.

During the fiscal year, the Fund paid $1,404,900 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from January 1, 2020 through June 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of June 30, 2020

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,035.76	$2.54
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.       Approval of Investment Advisory Agreement

In connection with the quarterly Board meeting held on December 17, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since inception; assuring compliance with the investment objectives, policies and limitations; and, its coordination of services among the service providers.  The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).  The Trustees noted that the Fund had underperformed its peer group and the category for all periods.  It was noted that the underperformance was primarily due to the shorter average duration of the Fund’s portfolio compared to its peers and category.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations.  After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, and other factors, the Board concluded that the investment performance of the Fund and the Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the advisory fee and expense ratio of the Fund to other comparable funds and noted they were below those in both the peer group and category.  Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of June 30, 2020

(iv)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months.  The Board noted that the Advisor did not realize a profit for the prior twelve months of operations.  The Board considered that the Advisor had not yet realized a profit from the Fund and, therefore, concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the Fund’s operational history and noted that it had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

6.       Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $5,222 during the fiscal year ended June 30, 2020 from the Fund for their services to the Fund and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	3	Independent Trustee of the Leeward Investment Trust for all of its series since 2016; Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	3	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of June 30, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer and Principal Financial Officer	Since 12/16	Director of Fund Administration. The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/2019
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 06//20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Bank of New York Mellon	Universal Value Advisors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone:	Telephone:

800-205-7699	775-284-7778

World Wide Web @:	World Wide Web @:

bnymellon.com	universalvalueadvisors.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers, to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the UVA Unconstrained Medium-Term Fixed Income ETF for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the annual audit of the Fund’s financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	June 30, 2019	June 30, 2020
UVA Unconstrained Medium-Term Fixed Income ETF	$14,200	$14,200

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended June 30, 2019 and June 30, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2019	June 30, 2020
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended June 30, 2019 and June 30, 2020 for products and services by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended June 30, 2019 and June 30, 2020 were $3,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not Applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 2, 2020	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 2, 2020	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: September 2, 2020	Ashley H. Lanham Treasurer and Principal Financial Officer